Investments in joint ventures	12 Months Ended
Dec. 31, 2020
Investments in joint ventures
Investments in joint ventures

8.   Investments in joint ventures

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Accumulated earnings of joint ventures	$9,690	$3,270

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Time charter revenues	$78,687	77,051	$79,654
Other income	8,457	7,814	6,684
Total revenues	87,144	84,865	86,338
Operating expenses	(18,904)	(18,088)	(21,864)
Depreciation and amortization	(20,546)	(20,524)	(20,065)
Impairment of long-lived assets (1)	—	(149)	—
Operating income	47,694	46,104	44,409
Unrealized gain (loss) on derivative instruments	(12,146)	(10,418)	16,992
Other financial expense, net	(23,324)	(24,144)	(26,140)
Net income (loss)	$12,224	11,542	$35,261
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	6,112	5,771	17,631
Eliminations	308	307	307
Equity in earnings (losses) of joint ventures	$6,420	6,078	$17,938
(1)	At the completion of the class renewal survey of the Neptune, certain equipment was identified that was impaired.

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Cash and cash equivalents	$13,455	$17,897
Restricted cash	21,264	9,250
Other current assets	178	973
Total current assets	34,897	28,120
Restricted cash	14,656	34,650
Vessels, net of accumulated depreciation	499,318	521,060
Total long-term assets	513,974	555,710
Current portion of long-term debt	199,030	28,297
Amounts and loans due to owners and affiliates	7,278	629
Derivative instruments	14,687	13,089
Refund liabilities (1)	1,040	26,691
Other current liabilities	8,811	10,327
Total current liabilities	230,846	79,033
Long-term debt	176,385	375,091
Loans due to owners and affiliates	1,737	7,663
Derivative instruments	69,618	59,070
Other long-term liabilities	36,040	40,952
Total long-term liabilities	283,780	482,776
Net assets (liabilities)	$34,245	$22,021
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	17,123	11,011
Eliminations	(7,433)	(7,741)
Accumulated earnings (losses) of joint ventures	$9,690	$3,270

(1)	Refund liabilities include the liability for the boil-off claim and other refundable amounts due to the charterer.